Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021
Accounting Policies [Line Items]
Revenue remaining performance obligation amount	$ 1,327,000		$ 1,316,000
Revenue remaining performance obligation revenue to be recognized year 2021	525,000		506,000
Revenue remaining performance obligation revenue to be recognized thereafter	802,000		810,000
Deferred revenue, revenue recognized	29,700	$ 25,000	26,500	$ 25,100	$ 22,800
Advertising Expense			1,100	1,600	1,300
Goodwill impairment charge	0	$ 0	0	0	25,797
Impairment of intangible assets, finite lived			$ 0	$ 0
Equity Method Investment, Ownership Percentage			7.00%
Operating lease liabilities			$ 64,185			$ 53,000
Operating right-of-use assets	$ 34,690		$ 37,234			$ 47,100
Impairment, Long-Lived Asset					$ 181,300
Retroactively restated based on shares [Member] | Prior to Reverse Recapitalization [Member]
Accounting Policies [Line Items]
Exchange Ratio Established In The Business Combination	1:340.5507		1:340.5507
Limited Partnership [Member]
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage			7.00%
Accounting Standards Update 2018-11 [Member]
Accounting Policies [Line Items]
Operating lease liabilities			$ 53,000
Operating right-of-use assets			$ 47,100